(Loss)/Earnings per Share - Schedule of Diluted (Loss)/Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic (ss)/earnings per share	2,550,773	1,581,443
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	2,550,773	1,581,443
Class A Ordinary Shares
Earnings per share [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic (ss)/earnings per share	2,550,773	1,581,443
Class B Ordinary Shares
Earnings per share [line items]
Weighted average number of ordinary shares used as the denominator in calculating basic (ss)/earnings per share	7,012,487	823,399